Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Operating Lease Right-of-use Assets and Lease Liabilities

The following table represents the operating lease right-of-use assets and lease liabilities as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Leases
Assets:
Operating lease right-of-use assets, net	132,606	—

Liabilities:
Current
Lease liabilities	$80,412	$—
Non-current
Lease liabilities	53,350	—
Total lease liabilities	$133,762	$—

Other lease information is as follow:

Weighted-average remaining lease term (years):	December 31, 2025
Operating leases – office space	1.58 years

Weighted-average discount rate:
Operating leases	4.8%

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the periods presented.

	December 31, 2025	December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$36,132	$—

Schedule of Maturity of Lease Liabilities

The following table represents the maturity of lease liabilities, by lease classification, as of December 31, 2025.

Total
2026	$85,168
2027	54,198
Total operating lease payments	139,366
Less: imputed interest	(5,604)
Present value of operating lease liabilities	$133,762